Revenue Recognition	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Revenue Recognition	Revenue Recognition
Contract Balances
The Company’s contract liabilities consist of deferred revenue. The changes in the Company’s contract liabilities were as follows (in thousands):

Balance at December 31, 2018	$2,585
Revenue recognized	(92,063)
Bookings and other	91,966
Balance at December 31, 2019	2,488
Revenue recognized	(45,585)
Bookings and other	43,848
Balance at December 31, 2020	$751
Revenue Recognition
Contract Balances
The Company’s contract liabilities consist of deferred revenue. The changes in the Company’s contract liabilities were as follows (in thousands):

Balance at June 30, 2021	$8,167
Bookings and other	32,067
Revenue recognized	(34,231)
Balance at September 30, 2021	$6,003

Balance at December 31, 2020	$751
Bookings and other	73,900
Revenue recognized	(68,648)
Balance at September 30, 2021	$6,003
Substantially all deferred revenue as of June 30, 2021 and December 31, 2020 was recognized as revenue during the three and nine months ended September 30, 2021 and 2020, respectively.